Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Transaction costs	[1]	$ 33,695	$ 17,172
Prepaid expenses		14,342	6,431
Inventory	[2]	2,023	16,982
Deferred charges	[3]	264	264
Other			215
Prepaid expenses and other current assets		$ 50,324	$ 41,064

[1]	Transaction costs represent the incremental costs in connection with the debt and equity financing.
[2]	As at December 31, 2022, inventory consisted of $0.2 million of work in progress (December 31, 2021 — $15.4 million) and $1.8 million of other inventory (December 31, 2021 — $1.6 million).
[3]	Deferred charges included deferred financing charges relating to the Revolving Credit Facility.